Templeton China World Fund
Statement of Investments (unaudited), November 30, 2020
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country Shares a Value
a
Common Stocks 97.5%
Application Software 0.8%
Hundsun Technologies, Inc., A ............................ China 156,520 $ 2,101,783
Auto Parts & Equipment 0.7%
Minth Group Ltd. ...................................... China 380,000 1,886,736
Biotechnology 3.7%
a
BeiGene Ltd. ......................................... China 163,600 3,487,206
a,b
I-Mab, ADR .......................................... China 6,097 238,637
a,c
InnoCare Pharma Ltd., 144A, Reg S ....................... China 565,200 933,515
a,c
Innovent Biologics, Inc., 144A, Reg S ...................... China 750,000 4,926,118
9,585,476
Brewers 1.4%
China Resources Beer Holdings Co. Ltd. .................... China 498,646 3,666,302
Construction Machinery & Heavy Trucks 1.8%
Weichai Power Co. Ltd., H .............................. China 2,242,693 4,580,271
Construction Materials 1.9%
Anhui Conch Cement Co. Ltd., H .......................... China 764,500 4,886,646
Asia Cement China Holdings Corp. ........................ China 71,271 71,160
4,957,806
Distillers & Vintners 3.0%
Luzhou Laojiao Co. Ltd., A ............................... China 275,395 7,679,915
Diversified Banks 3.6%
China Merchants Bank Co. Ltd., H ......................... China 1,473,070 9,336,840
Education Services 3.9%
a
New Oriental Education & Technology Group, Inc., ADR ........ China 61,756 10,180,477
a
Electrical Components & Equipment 1.4%
Sunwoda Electronic Co. Ltd., A ........................... China 860,889 3,669,174
Electronic Components 1.5%
Luxshare Precision Industry Co. Ltd., A ..................... China 330,355 2,597,616
Sunny Optical Technology Group Co. Ltd. ................... China 66,710 1,303,103
3,900,719
Electronic Equipment & Instruments 1.2%
Hangzhou Hikvision Digital Technology Co. Ltd., A ............. China 457,230 3,171,376
Environmental & Facilities Services 2.2%
c
A-Living Smart City Services Co. Ltd., H, 144A, Reg S ......... China 1,362,250 5,741,381
Footwear 2.7%
ANTA Sports Products Ltd. .............................. China 524,435 7,116,661
Hypermarkets & Super Centers 0.9%
Sun Art Retail Group Ltd. ............................... China 2,252,908 2,363,255
Interactive Home Entertainment 1.9%
NetEase , Inc. ........................................ China 269,129 5,008,557
Interactive Media & Services 16.1%
a
Baidu, Inc., ADR ...................................... China 33,930 4,715,931
Tencent Holdings Ltd. .................................. China 511,900 37,316,837
42,032,768
Internet & Direct Marketing Retail 24.4%
a
Alibaba Group Holding Ltd. .............................. China 1,009,592 33,167,256

Templeton China World Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country Shares a Value
a
Common Stocks
(continued)
Internet & Direct Marketing Retail (continued)
a,b
Baozun , Inc., ADR ..................................... China 109,940 $ 4,085,370
a
JD.com, Inc., A ....................................... China 242,704 10,415,457
a,c
Meituan Dianping , B, Reg S ............................. China 324,898 12,150,178
a
Vipshop Holdings Ltd., ADR ............................. China 146,607 3,744,343
63,562,604
Internet Services & Infrastructure 2.0%
a,b
GDS Holdings Ltd., ADR ................................ China 57,566 5,182,667
a
Life & Health Insurance 5.1%
China Life Insurance Co. Ltd., H .......................... China 2,471,545 5,577,650
Ping An Insurance Group Co. of China Ltd., H ................ China 662,500 7,792,126
13,369,776
Life Sciences Tools & Services 3.8%
c
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 148,800 2,228,075
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 765,348 7,576,912
9,804,987
Oil & Gas Exploration & Production 1.1%
CNOOC Ltd. ......................................... China 2,997,400 2,982,654
Paper Products 0.5%
Nine Dragons Paper Holdings Ltd. ......................... Hong Kong 956,541 1,256,847
Pharmaceuticals 2.6%
CSPC Pharmaceutical Group Ltd. ......................... China 3,891,840 3,783,143
Jiangsu Hengrui Medicine Co. Ltd., A ...................... China 233,594 3,051,637
6,834,780
Real Estate Development 4.5%
China Resources Land Ltd. .............................. China 1,196,000 5,175,982
KWG Group Holdings Ltd. ............................... China 356,500 487,727
Shimao Group Holdings Ltd. ............................. China 1,598,300 5,957,224
11,620,933
Real Estate Operating Companies 0.1%
a,c
KWG Living Group Holdings Ltd., Reg S .................... China 178,249 137,982
a,c
Shimao Services Holdings Ltd., 144A, Reg S ................. China 26,201 46,784
184,766
Restaurants 1.3%
Yum China Holdings, Inc. ............................... China 57,625 3,248,898
Semiconductors 1.6%
Will Semiconductor Co. Ltd. Shanghai, A .................... China 130,971 4,290,376
Specialty Stores 1.2%
China Tourism Group Duty Free Corp. Ltd., A ................ China 110,757 3,247,051
Wireless Telecommunication Services 0.6%
China Mobile Ltd. ..................................... China 276,770 1,651,011
Total Common Stocks (Cost $153,477,223) .....................................
254,216,847

Templeton China World Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page 7 .
a a
Country Rights a Value
a a a
Rights 0.0%
Real Estate Development 0.0%
a,d
China Resources Land Ltd. , 12/31/21 ...................... China 9,200 $ —
Total Rights (Cost $–) ........................................................
—
Total Long Term Investments (Cost $153,477,223) ...............................
254,216,847
a
Short Term Investments 3.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.9%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 7,634,497 7,634,497
Total Money Market Funds (Cost $7,634,497) ...................................
7,634,497
Investments from Cash Collateral Received for
Loaned Securities 0.5%
Money Market Funds 0.5%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 1,228,647 1,228,647
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$1,228,647) .................................................................
1,228,647
Total Short Term Investments (Cost $8,863,144 ) .................................
8,863,144
a
Total Investments (Cost $162,340,367) 100.9% ..................................
$263,079,991
Other Assets, less Liabilities (0.9)% ...........................................
(2,462,884)
Net Assets 100.0% ...........................................................
$260,617,107
a
Non-income producing.
b
A portion or all of the security is on loan at November 30, 2020.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the aggregate value of these securities was $33,740,945, representing 12.9% of net assets.
d
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton China World Fund
Notes to Statement of Investments (unaudited)

1. Organization
Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At November 30, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Templeton China World Fund
Notes to Statement of Investments (unaudited)

3. Concentration of Risk
Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People’s Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2020, the Fund held investments in affiliated management investment companies as follows:
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton China World Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $3,642,614 $15,773,610 $(11,781,727) $— $— $7,634,497 7,634,497 $—
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $2,257,156 $14,339,808 $(15,368,317) $ — $ — $1,228,647 1,228,647 $—
Total Affiliated Securities .... $5,899,770 $30,113,418 $(27,150,044) $— $— $8,863,144 $—

Templeton China World Fund
Notes to Statement of Investments (unaudited)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2020, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton China World Fund
Assets:
Investments in Securities:
Common Stocks :
Application Software .................... $ — $ 2,101,783 $ — $ 2,101,783
Auto Parts & Equipment ................. — 1,886,736 — 1,886,736
Biotechnology ......................... 238,637 9,346,839 — 9,585,476
Brewers ............................. — 3,666,302 — 3,666,302
Construction Machinery & Heavy Trucks ..... — 4,580,271 — 4,580,271
Construction Materials .................. — 4,957,806 — 4,957,806
Distillers & Vintners ..................... — 7,679,915 — 7,679,915
Diversified Banks ...................... — 9,336,840 — 9,336,840
Education Services ..................... 10,180,477 — — 10,180,477
Electrical Components & Equipment ........ — 3,669,174 — 3,669,174
Electronic Components .................. — 3,900,719 — 3,900,719
Electronic Equipment & Instruments ........ — 3,171,376 — 3,171,376
Environmental & Facilities Services ......... — 5,741,381 — 5,741,381
Footwear ............................ — 7,116,661 — 7,116,661
Hypermarkets & Super Centers ............ — 2,363,255 — 2,363,255
Interactive Home Entertainment ........... — 5,008,557 — 5,008,557
Interactive Media & Services .............. 4,715,931 37,316,837 — 42,032,768
Internet & Direct Marketing Retail .......... 7,829,713 55,732,891 — 63,562,604
Internet Services & Infrastructure .......... 5,182,667 — — 5,182,667
Life & Health Insurance .................. — 13,369,776 — 13,369,776
Life Sciences Tools & Services ............ — 9,804,987 — 9,804,987
Oil & Gas Exploration & Production ......... — 2,982,654 — 2,982,654
Paper Products ........................ — 1,256,847 — 1,256,847
Pharmaceuticals ....................... — 6,834,780 — 6,834,780
Real Estate Development ................ — 11,620,933 — 11,620,933
Real Estate Operating Companies ......... 184,766 — — 184,766
Restaurants .......................... 3,248,898 — — 3,248,898
Semiconductors ....................... — 4,290,376 — 4,290,376
Specialty Stores ....................... — 3,247,051 — 3,247,051
Wireless Telecommunication Services ....... — 1,651,011 — 1,651,011
Rights ................................ — — —
a
—
Short Term Investments ................... 8,863,144 — — 8,863,144
Total Investments in Securities ........... $40,444,233 $222,635,758 $— $263,079,991
a
Includes securities determined to have no value at November 30, 2020.
6. Fair Value Measurements
(continued)

Templeton China World Fund
Notes to Statement of Investments (unaudited)

Abbreviations
Selected Portfolio
ADR American Depositary Receipt
Abbreviations
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.